Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 21 — RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties

Name	Relationship with the Company
Jinchun Cheng	Controlling shareholder of the Company
Wuhu Xinkaishun Surface Treatment Co., Ltd. (“Wuhu Xinkaishun”)	An entity controlled by management of the Company
Anhui Pinqian Renewable Resources Utilization Co., Ltd. (“Anhui Pinqian”)	An entity controlled by management of the Company
Anhui Liangmao Renewable Resources Utilization Co., Ltd. (“Anhui Liangmao”)	An entity controlled by management of the Company
Anhui Jingwei Recycling Co., Ltd. (“Anhui Jingwei”)	An entity controlled by management of the Company
Wuhu Ruilian Ecological Agriculture Co., Ltd. (“Wuhu Ruilian”)	An entity owned by Jinchun Cheng’s wife
Wuhu Xinxu Logistics Co., Ltd. (“Xinxu Logistics”)	An entity controlled by management of the Company

2) Related party transactions

During the fiscal years ended June 30, 2025 and 2024, the Company entered business transactions with related parties and provided working capital to or received working capital from them.

Daily transactions with related parties:

Wuhu Xinkaishun provides tinning service to the Company. During the fiscal years ended June 30, 2025 and 2024, the transactions between the Company and Wuhu Xinkaishun amounted to $505,601 and $12,834, respectively. As of June 30, 2025 and 2024, the Company had an advance to Wuhu Xinkaishun in the amount of $0 and $82,271, respectively.

The Company purchases raw materials from Anhui Pinqian. There were no transactions between the Company and Anhui Pinqian during the fiscal years ended June 30, 2025 and 2024. As of June 30, 2025 and 2024, the Company had no outstanding accounts payable to Anhui Pinqian.

The Company purchases raw materials from Anhui Liangmao. There were no transactions between the Company and Liangmao during the fiscal years ended June 30, 2025 and 2024. As of June 30, 2025 and 2024, the Company had no outstanding accounts payable to Anhui Liangmao.

There were no transactions between the Company and Anhui Jingwei during the fiscal years ended June 30, 2025 and 2024. As of June 30, 2025 and 2024, the Company had outstanding accounts payable to Anhui Jingwei of $0 and $26,489, respectively.

Wuhu Ruilian provides hospitality service to the Company. During the fiscal years ended June 30, 2025 and 2024, transactions between the Company and Wuhu Ruilian amounted to $29,313 and $78,367, respectively. As of June 30, 2025 and 2024, the Company had advance to Wuhu Ruilian of $0 and $29,100, respectively.

Xinxu Logistics provides logistics service to the Company. During the fiscal years ended June 30, 2025 and 2024, transactions between the Company and Xinxu Logistics amounted to $7,208 and $25,982, respectively. As of June 30, 2025 and 2024, the Company had advance to Xinxu Logistics of $0 and $7,155, respectively.

Working capital provided by/to related parties:

Jinchun Cheng periodically provides working capital to support the Company’s operations when needed. As of June 30, 2025 and 2024, the Company had outstanding payable due to Jinchun Cheng with an amount of $6,217,338 and $4,995,280, respectively. This represented unsecured, due on demand and interest-free borrowings between the Company and Jinchun Cheng. During the fiscal year ended June 30, 2025, Jinchun Cheng provided $2,629,271 working capital to the Company, and the Company returned $1,471,148 to him. During the fiscal year ended June 30, 2024, he provided $2,879,360 working capital to the Company, and the Company returned $3,496,716 to him.

The Company and Anhui Liangmao periodically provide working capital to support each other’s operations when needed. As of June 30, 2025 and 2024, the Company had an outstanding payable due to Anhui Liangmao of $0 and $148,613, respectively. This represented unsecured, due on demand and interest-free borrowings between the Company and Anhui Liangmao. During the fiscal year ended June 30, 2025, Anhui Liangmao provided $1,854,650 working capital to the Company, and the Company returned $2,004,352 to Anhui Liangmao. During the fiscal year ended June 30, 2024, Anhui Liangmao provided $2,773,779 working capital to the Company, and the Company returned $2,631,076 to Anhui Liangmao.

The Company and Anhui Jingwei periodically provide working capital to support each other’s operations when needed. As of June 30, 2025 and 2024, the Company had receivable due from Anhui Jingwei of $0 and $5,228, respectively. Anhui Jingwei provided $1,897,620 working capital to the Company, and the Company returned $1,892,354 to Anhui Jingwei during the fiscal year ended June 30, 2025. Anhui Jingwei provided $3,275,800 working capital to the Company, and the Company returned $4,571,060 to Anhui Jingwei during the fiscal year ended June 30, 2024.

3) Related party balances

Net outstanding balances with related parties consisted of the following as of June 30, 2025 and 2024:

Accounts	Name of related party	June 30, 2025	June 30, 2024
Due from related party:
	Anhui Jingwei	$—	5,228
Due to related party:
	Jinchun Cheng	6,217,338	4,995,280
	Anhui Liangmao	—	148,613
		$6,217,338	$5,143,893